SUPPLEMENTAL CASH FLOW INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Non-Cash Operating Working Capital
Accounts receivable	(6,935)	(34,384)	(4,333)
Other current assets	(1,156)	4,007	38,223
Accounts payable	36,942	(58,552)	37,597
Changes in non-cash operating working capital	28,851	(88,929)	71,487
Other
Income taxes paid	4,448	17,946	49,592
Interest paid	55,957	49,826	47,756